BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
BUSINESS COMBINATIONS
Business Combination

On April 1, 2018, First Financial completed its acquisition of MainSource Financial Group, Inc. and its banking subsidiary, MainSource Bank. Therefore, results of MSFG have been included in the results of operations beginning on April 1, 2018. Under the terms of the merger agreement, shareholders of MSFG received 1.3875 common shares of First Financial common stock for each share of MSFG common stock, with cash paid in lieu of fractional shares. Including outstanding options and warrants to purchase MSFG common stock, the total purchase consideration was $1.1 billion and resulted in goodwill of $676.2 million. The goodwill arising from the acquisition largely reflected synergies and cost savings resulting from combining the operations of the companies. First Financial incurred $37.8 million of merger related expenses related to the acquisition of MSFG during the year ended December 31, 2018.

The acquisition is expected to provide additional revenue growth and diversification. The goodwill is not deductible for income tax purposes as the transaction was accounted for as a tax-free exchange. For further detail, see Note 8 – Goodwill and Other Intangible Assets.

The MainSource transaction was accounted for using the acquisition method of accounting and accordingly, assets acquired, liabilities assumed and consideration exchanged were recorded at estimated fair value on the acquisition date, in accordance with FASB ASC Topic 805, Business Combinations. The fair value measurements of assets acquired and liabilities assumed are subject to refinement for up to one year after the closing date of the acquisition as additional information relative to closing date fair values become available.  The Company continues to finalize the fair values of loans, intangible assets and liabilities. As a result, the fair value adjustments are preliminary and may change as information becomes available. Fair value adjustments will be finalized no later than April 2019.

The following table provides the purchase price calculation as of the acquisition date, identifiable assets purchased and liabilities assumed at their estimated fair value. As a condition of the merger, certain acquired assets and liabilities held for sale were divested subsequent to the closing of the merger. There was no gain or loss recorded in the Consolidated Statement of Income in conjunction with this divestiture.

(Dollars in thousands)	MainSource
Purchase consideration
Cash consideration	$43
Stock consideration	1,043,424
Warrant consideration	14,460
Options consideration	1,577
Total purchase consideration	1,059,504

Assets acquired
Cash	71,688
Investment securities available-for-sale	900,935
Investment securities held-to-maturity	171,423
Other investments	28,763
Loans	2,792,740
Premises and equipment	98,381
Intangible assets	42,887
Other assets	167,693
Assets held for sale	127,775
Total assets acquired	4,402,285

Liabilities assumed
Deposits	3,264,038
Subordinated notes	49,027
FHLB advances	291,887
Other borrowings	205,620
Other liabilities	32,654
Liabilities held for sale	175,722
Total liabilities assumed	4,018,948

Net identifiable assets	383,337
Goodwill	$676,167

The fair value of net assets acquired includes fair value adjustments to certain loans that were not considered impaired as of the acquisition date as the Company believes that all contractual cash flows will be collected. The fair value adjustments were determined using discounted cash flows. In conjunction with the MSFG merger, First Financial acquired non-impaired loans with a fair value and gross contractual amounts receivable of $2.8 billion and $2.9 billion on the date of acquisition.

The following table presents supplemental pro forma information as if the acquisition had occurred at the beginning of 2017. The pro forma information includes adjustments for interest income on acquired loans, amortization of intangible assets arising from the transaction, depreciation expense on property acquired, interest expense on deposits acquired, merger-related expenses incurred and the related income tax effects. The pro forma financial information is not necessarily indicative of the results of operations that would have occurred had the transactions been effected on the assumed date. The disclosures regarding the results of operations for MSFG subsequent to its acquisition date are omitted as this information is not practical to obtain.

	Twelve months ended
	December 31,
(Dollars in thousands, except per share data) (Unaudited)	2018	2017
Pro Forma Condensed Combined Income Statement Information
Net interest income	$484,915	$454,579
Net income	221,122	130,402
Basic earnings per share	$2.27	$1.34
Diluted earnings per share	$2.25	$1.33